SIGNIFICANT ACCOUNTING POLICIES (Fair value measurement of assets and Liabilities) (Details) (USD $) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets	$ 23
Foreign currency derivative contracts, liabilities		$ (28)
Total	584	883
Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities	561	911
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets
Foreign currency derivative contracts, liabilities
Total	561	911
Level 1 [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities	561	911
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets	23
Foreign currency derivative contracts, liabilities		(28)
Total	23	(28)
Level 2 [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities